Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)		Taxes	Royalties	Fees	Bonuses	Total Payments
Total		$ 51,746,304	$ 152,406,199	$ 2,436,935	$ 1,004,295	$ 207,593,733
MIDDLE MAGDALENA BASIN [Member]
Total	[1]	504,365	71,207,601	246,892	439,169	72,398,027
PUTUMAYO BASIN [Member]
Total	[1]	1,574,445	54,460,950	336,629	$ 565,126	56,937,150
ENTITY WIDE 1 [Member]
Total	[1]	48,997,723	729	116,703		49,115,155
LLANOS BASIN [Member]
Total	[1]		525,882	87,821		613,703
SINU BASIN [Member]
Total	[1]			43,058		43,058
CATATUMBO BASIN [Member]
Total	[1]			24,244		24,244
LOWER MAGDALENA BASIN [Member]
Total	[1]			10,368		10,368
CHARAPA [Member]
Total			10,041,689	219,000		10,260,689
CHANANGUE [Member]
Total			13,296,552	219,000		13,515,552
IGUANA [Member]
Total				219,000		219,000
ENTITY WIDE 2 [Member]
Total		$ 669,771				669,771
CENTRAL [Member]
Total			1,861,202	18,600		1,879,802
OTHER [Member]
Total			291,273	6,979		298,252
SIMONETTE [Member]
Total			615,498	209,873		825,371
WAPITI [Member]
Total			104,896	31,234		136,130
CLEARWATER [Member]
Total			$ (73)	$ 647,534		$ 647,461

[1]	Paid in Colombian Pesos. Translated at the 2024 average foreign exchange rate of 4,071.35:1 USD